COMMITMENTS, CONTINGENCIES AND GUARANTEES - Schedule of Assets and Portfolio Assets Brookfield & Partners Have Agreed to Acquire (Details) ¥ in Millions, $ in Millions, ₩ in Billions	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) MW	Mar. 31, 2026 CNY (¥) MW	Dec. 31, 2025 USD ($) MW	Dec. 31, 2025 KRW (₩) MW	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Consideration | $			$ 175		$ 389	$ 725
South Korea, Utility-scale solar 244 MW Development
Disclosure of finance lease and operating lease by lessee [line items]
Utility-scale solar & storage			244	244
Consideration			$ 50	₩ 70
Brookfield Renewable Economic Interest			28.00%	28.00%
China, Wind, 201 MW development | Forecast
Disclosure of finance lease and operating lease by lessee [line items]
Utility-scale solar & storage	201	201
Consideration	$ 72	¥ 503
Brookfield Renewable Economic Interest	20.00%	20.00%